Share-based Compensation - LTIP (Details) - LTIP - USD ($) $ in Thousands								9 Months Ended		12 Months Ended
	Aug. 05, 2019	Dec. 14, 2018	Aug. 06, 2018	Dec. 15, 2017	Aug. 02, 2017	Mar. 15, 2017	Oct. 19, 2015	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Mar. 24, 2016
Ordinary Shares Purchased and Held by Trustee - Cost
Awards forfeited								$ 262	$ 396
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum	$ 700	$ 1,500	$ 100	$ 500	$ 6,000	$ 400	$ 1,800				$ 300
Number of business days for vesting after publication date of annual report						1 day	1 day
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years	2 years	2 years		2 years
Vesting percentage on first anniversary											25.00%
Vesting percentage on second anniversary											25.00%
Vesting percentage on third anniversary											25.00%
Vesting percentage on fourth anniversary											25.00%
Number of business days for vesting after announcement of group's annual results	2 days	2 days	2 days	2 days	2 days	2 days
Awarded Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at beginning of period								1,121,030	559,775	559,775
Purchased								60,430		795,005
Vested								(240,150)		(233,750)
As at end of period								941,310		1,121,030
Ordinary Shares Purchased and Held by Trustee - Cost
As at beginning of period								$ 6,677	$ 1,957	$ 1,957
Purchased								346		5,451
Vested								(944)		(731)
As at end of period								$ 6,079		$ 6,677